Notes Payable (Details Textual) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 25, 2020	Aug. 04, 2020	Apr. 05, 2019	Mar. 19, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 25, 2020	Jun. 30, 2020
Notes Payable and Warrant Liability (Textual)
Term loan principal amount			$ 714,286
Outstanding balance					$ 3,347,763
Securities purchase agreement, description				(i) a 10% OID senior secured promissory note in the principal amount of $2,750,000 and (ii) a four-year warrant to purchase 200,000 shares of the Company’s common stock at an exercise price of $12.00, subject to adjustments, which may be exercised on a cashless basis, for a purchase price of $2,500,000 each, or $5,000,000 in the aggregate, the relative fair value of which is $1,340,438 and was recorded as debt discount.
Derivative liability									$ 2,250,000
Increase in estimated value of warrants							$ 122,344
Warrant estimated charge						$ 2,127,656
Balance of notes amount							$ 999,201
Comprised of principal					3,119,806
Unamortized loan costs					2,152,237
Unamortized warrant value					1,281,946
Long-term liability					$ 3,119,806
Notes payable maturity date					Dec. 19, 2021
Net proceeds				$ 4,590,000
Conversion, description					Upon, and during the continuance of, an event of default, the notes are convertible, in whole or in part, at the option of the holder into shares of common stock at a conversion price equal to $12.00, or if lower, 80% of the lowest volume weighted average price for the twenty (20) consecutive trading days prior to the applicable conversion date, but in no event less than $9.00.
Gross proceeds not less					$ 10,000,000
Interest rate					10.00%
Unamortized original issue discount					$ 870,291
Small Business Community Capital [Member]
Notes Payable and Warrant Liability (Textual)
Term loan principal amount			$ 1,500,000
Securities purchase agreement, description		The Company used a portion of the proceeds from the IPO to repay the term note in full and the loan and security agreement was terminated. The total payoff amount was $1,122,412 consisting of principal of $1,066,640, interest of $11,773 and prepayment, legal, and other fees of $43,999.	Pursuant to which the Company issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100.
Arvest Loan [Member]
Notes Payable and Warrant Liability (Textual)
Term loan principal amount								$ 3,500,000
Outstanding balance						3,185,369
Comprised of principal						3,119,806
Unamortized loan costs						$ 98,259
Loan bears interest rate						3.25%
Increase by interest rate						6.00%
Long-term liability						$ 63,353
Notes payable maturity date					Aug. 25, 2025	Aug. 25, 2025
Payment of monthly loan amount	$ 63,353
Initial Public Offering [Member]
Notes Payable and Warrant Liability (Textual)
Converted to stock		250,000